Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2016 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2018 USD ($)	Aug. 31, 2017 CNY (¥)
Deferred tax assets:
Total deferred tax assets				¥ 18,129	$ 2,654	¥ 25,337
Foreign Country | State Administration of Taxation, PRC
Valuation allowance
Beginning balance	¥ 12,283	¥ 11,250	¥ 17,479
Additions from acquisition	370
Additions	8,963	4,836	7,510
Reversal	(3,395)	(3,257)	(13,666)
Expired	(57)	(546)	(73)
Ending balance	18,164	12,283	11,250
Deferred tax assets:
Net operating loss carry-forward				36,293		37,620
Less: valuation allowance	¥ 12,283	¥ 11,250	¥ 17,479	18,164		12,283
Total deferred tax assets				18,129		25,337
Deferred tax liabilities:
Intangible assets				17,067		5,294
Total deferred tax liabilities				¥ 17,067		¥ 5,294